DERIVATIVES	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	DERIVATIVES
General

Derivatives represent contracts between parties that usually require little or no initial net investment and result in one or both parties delivering cash or another type of asset to the other party based on a notional amount and an underlying asset, index, interest rate or future purchase commitment or option as specified in the contract. Derivative transactions are often measured in terms of notional amount, but this amount is generally not exchanged, is not recorded on the balance sheet and does not represent the Company`s exposure to credit loss. The notional amount is the basis on which the financial obligation of each party to the derivative contract is calculated to determine required payments under the contract. The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. The underlying variable is typically a referenced interest rate (commonly the OIS rate or a SOFR-based rate), security, credit spread or index.

The Company’s capital markets and mortgage banking activities are subject to price risk. The Company employs various tools to measure and manage price risk in its portfolios. In addition, the Board of Directors has established certain limits relative to positions and activities. The level of price risk exposure at any given time depends on the market environment and expectations of future price and market movements and will vary from period to period.

See Note 15 to the Consolidated Financial Statements for discussion of the valuation methodology for derivative instruments.

Credit Risk Contingent Features

The Company has entered into certain derivative contracts that require the posting of collateral to counterparties when those contracts are in a net liability position. The amount of collateral to be posted is based on the amount of the net liability and thresholds generally related to the Company's long-term senior unsecured credit ratings. In a limited number of instances, counterparties also have the right to terminate their ISDA Master Agreements if the Company's ratings fall below a specified level, typically investment grade. As of December 31, 2025, derivatives in this category had a fair value of zero. The credit ratings of the Company and SBNA are currently considered investment grade. As of December 31, 2025, no additional collateral would be required if there were a further 1- or 2- notch downgrade by either S&P or Moody's.

As of December 31, 2025 and December 31, 2024, the aggregate fair value of all derivative contracts with credit risk contingent features (i.e., those containing collateral posting or termination provisions based on the Company's ratings) that were in a net liability position totaled $6.6 million and $7.5 million, respectively. The Company had $6.6 million and $6.2 million in cash and securities collateral posted to cover those positions as of December 31, 2025 and December 31, 2024, respectively.

Hedge Accounting

Management uses derivative instruments designated as hedges to mitigate the impact of interest rate and foreign exchange rate movements on the fair value of certain assets and liabilities and on highly probable forecasted cash flows. These instruments primarily include interest rate swaps that have underlying interest rates based on key benchmark indices. The nature and volume of the derivative instruments used to manage interest rate risk depend on the level and type of assets and liabilities on the balance sheet and the risk management strategies for the current and anticipated interest rate environment.

Interest rate swaps are generally used to convert fixed-rate assets and liabilities to variable rate assets and liabilities and vice versa. The Company utilizes interest rate swaps that have a high degree of correlation to the related financial instrument.

Fair Value Hedges

The Company enters into derivatives to hedge the risk of changes in fair value of a portion of its AFS debt securities portfolio. These derivatives are designated as fair value hedges at inception. The gains/(losses) from changes in the fair value of the hedging derivative and the offsetting gains/(losses) from changes in the fair value of the related underlying hedged items due to the hedged risk are reported in the same line item in the Consolidated Statements of Operations as earnings from the hedged items. The cumulative fair value hedge basis adjustments included in the carrying amount of hedged assets is reversed through earnings in future periods as an adjustment to yield. The Company includes gains/(losses) on the hedging derivatives and the related hedged items in the assessment of hedge effectiveness. All of these swaps have been deemed highly effective fair value hedges. The last of the hedges is scheduled to expire in February 2030. The Company has entered into fair value hedges of portions of a closed portfolio of approximately $2.4 billion of AFS debt securities, using the portfolio layer method.
NOTE 14. DERIVATIVES (continued)

The carrying amount and fair value hedge adjustment of hedged assets at the dates indicated was:

	Carrying Amount of Hedged Assets		Amount of Fair Value Hedge Adjustment Included in the Carrying Amount
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Debt securities AFS (Note 2)	$1,472,679	$2,446,611	$27,321	$78,389

Cash Flow Hedges

The Company has outstanding interest rate swap agreements designed to hedge a portion of the Company’s floating-rate assets and liabilities and forecasted issuances of borrowed funds. The Company also has foreign exchange contracts designed to hedge certain contractual payments in foreign currencies.

Except as noted below, all of these derivatives have been deemed highly effective cash flow hedges. The gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in the same Consolidated Statements of Operations line item as the earnings effect of the hedged item.

During the third quarter of 2024, the Company discontinued cash flow hedges with an aggregate notional amount of $500.0 million that were no longer highly effective and it is probable that the forecasted transaction will not occur. The Company de-designated the hedge relationship, resulting in the reclassification of $4.6 million from AOCI to non-interest income.

The last of the hedges is scheduled to expire in February 2028. The Company includes all components of each derivative's gain or loss in the assessment of hedge effectiveness. As of December 31, 2025, the Company estimated that approximately $9.4 million of unrealized losses included in AOCI would be reclassified to earnings during the subsequent twelve months as the future cash flows occur.

Derivatives Designated in Hedge Relationships – Notional and Fair Values

Derivatives designated as accounting hedges included the following as of the dates indicated:

(in thousands)	Notional Amount	Asset	Liability	Weighted Average Receive Rate	Weighted Average Pay Rate	Weighted Average Life (Years)
December 31, 2025
Fair value hedges:
Interest rate swaps	3,750,000	17,229	3,666	1.60%	3.01%	2.36
Cash flow hedges:
Pay fixed - receive variable interest rate swaps	$618,400	$158	$32	3.87%	3.49%	3.30
Pay variable - receive fixed interest rate swaps	14,300,000	62,704	22,903	3.41%	0.90%	1.22
Total	$18,668,400	$80,091	$26,601	3.06%	1.41%	1.52

December 31, 2024
Fair value hedges:
Cross-currency swaps	$18,766	$532	$137	4.97%	9.90%	2.83
Interest rate swaps	5,525,000	61,708	—	2.12%	3.45%	2.30
Cash flow hedges:
Pay fixed — receive variable interest rate swaps	$4,280,700	$33,116	$75	2.20%	3.53%	2.32
Pay variable - receive fixed interest rate swaps	11,650,000	12,700	143,872	3.02%	2.00%	1.25
Total	$21,474,466	$108,056	$144,084	2.63%	2.68%	1.73
NOTE 14. DERIVATIVES (continued)

Other Derivative Activities

The Company also enters into derivatives that are not designated as accounting hedges under GAAP. Although these derivatives are used to hedge risk and are considered economic hedges, they are not designated as accounting hedges because the contracts they are hedging are often carried at fair value on the balance sheet, resulting in generally symmetrical accounting treatment for the hedging instrument and the hedged item.

Customer-related derivatives

The Company offers derivatives to its customers in connection with their risk management requirements related to foreign exchange and lending arrangements. These derivatives primarily consist of interest rate swaps, caps, floors, and foreign exchange contracts. Risk exposure from customer positions is managed through offsetting transactions with other dealers, including Santander. Refer to Note 21 for related party transactions.

Broker dealer activities

The Company uses exchange-traded options and futures, credit default swaps, and forward-settling securities trades as part of its trading business, as well as to actively manage risk exposures that arise from its trading in cash instruments.

Structured financing activities

In certain circumstances, the Company is required to hedge its interest rate risk on revolving credit and term borrowings related to its secured structured financings. The Company uses interest rate caps to satisfy these requirements and enters into offsetting option contracts.

Foreign exchange activities

The Company uses foreign exchange contracts to manage the foreign exchange risk associated with certain foreign currency-denominated assets and liabilities. Foreign exchange contracts, which include spot and forward contracts as well as cross-currency swaps, represent agreements to exchange the currency of one country for the currency of another country at an agreed-upon price on an agreed-upon settlement date and may or may not be physically settled depending on the Company’s needs. Exposure to gains and losses on these contracts increase or decrease over their respective lives as currency exchange and interest rates fluctuate.

Mortgage Banking Derivatives

The Company typically retains the servicing rights related to residential mortgage loans that are sold. Most of the Company`s residential MSRs are accounted for at fair value. As deemed appropriate, the Company economically hedges MSRs using interest rate swaps and forward contracts to purchase MBS.

Other derivative activities

Other derivative instruments primarily include forward contracts related to certain investment securities sales, loan sales, an OIS, and a total return swap on Visa, Inc. Class B common shares.
NOTE 14. DERIVATIVES (continued)

Derivatives Not Designated in Hedge Relationships – Notional and Fair Values

Other derivative activities included the following as of the dates indicated:

	Notional		Asset derivatives Fair value		Liability derivatives Fair value
(in thousands)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Mortgage banking derivatives:
Total mortgage banking risk management	$626,000	$601,000	$3,685	$9,329	$14,454	$26,777

Customer-related derivatives:
Swaps receive fixed	12,310,274	15,236,535	41,553	8,817	335,711	633,072
Swaps pay fixed	12,490,883	15,631,475	341,204	648,895	41,643	9,432
Other	10,006,193	8,976,013	136,413	65,124	134,512	64,461
Total customer-related derivatives	34,807,350	39,844,023	519,170	722,836	511,866	706,965

Other derivative activities:
Foreign exchange contracts	8,106,872	7,376,101	50,101	125,642	49,066	86,461
Interest rate swap agreements	100	100	5	5	—	—
Interest rate cap agreements	741,400	1,324,775	23	23,133	—	—
Options for interest rate cap agreements	741,400	1,324,775	—	—	23	23,133
TBA MBS forwards	23,256,301	22,740,381	17,543	132,331	1,504	20,170
Forward repos	—	19,422,844	—	—	—	—
Other	32,305,734	6,746,059	955	5,793	45,804	11,120

Total	$100,585,157	$99,380,058	$591,482	$1,019,069	$622,717	$874,626
NOTE 14. DERIVATIVES (continued)

Gains (Losses) on all Derivatives

The following Consolidated Statements of Operations line items were impacted by the Company’s derivative activities for the periods indicated:

(in thousands)		Year ended December 31,
	Line Item	2025	2024	2023

Fair value hedges:
Cross-currency swaps	Net interest income	$(822)	$(363)	$(1,259)
Interest rate swaps	Net interest income	24,636	38,743	30,695
Derivative Activity (1)
Cash flow hedges:
Pay fixed-receive variable interest rate swaps	Interest expense on borrowings	23,292	50,585	17,866
Pay variable receive-fixed interest rate swap	Interest income on loans	(141,243)	(302,689)	(445,892)
Interest rate floors	Interest income on loans	—	(46)	(436)
Other derivative activities:
Mortgage banking derivatives	Non Interest income	2,862	(7,392)	(2,467)
Customer-related derivatives	Non interest income	53,845	(56,305)	7,814
Foreign exchange	Non interest income	(14,546)	109,763	24,177
Interest rate swaps, caps, and options	Non interest income	(3)	23,331	(35,343)
	Net interest income	(615)	(3,372)	—
Other	Non interest income	(340,061)	212,277	(24,833)
(1)    Gains are disclosed as positive numbers while losses are shown as a negative number regardless of the line item being affected.

The net amount of change recognized in OCI for cash flow hedge derivatives were gains of $119.6 million, $189.7 million and $250.6 million, net of tax, for the years ended December 31, 2025 ,2024 and 2023, respectively.

The net amount of changes reclassified from OCI into earnings for cash flow hedge derivatives were gains of $10.9 million, $7.4 million and $10.5 million, net of tax, for the years ended December 31, 2025, 2024 and 2023, respectively.

Disclosures about Offsetting Assets and Liabilities

The Company enters into legally enforceable master netting agreements which reduce risk by permitting netting of transactions with the same counterparty on the occurrence of certain events. A master netting agreement allows two counterparties the ability to net-settle amounts under all contracts, including any related collateral posted, through a single payment and in a single currency. The right to offset and certain terms regarding the collateral process, such as valuation, credit events and settlement, are contained in the applicable master agreement. The Company's financial instruments, including resell and repurchase agreements, securities lending arrangements, derivatives, and cash collateral, may be eligible for offset on its Consolidated Balance Sheets.

The Company has elected to present derivative balances on a gross basis even if the derivative is subject to a legally enforceable nettable ISDA Master Agreement for all trades executed after April 1, 2013. Collateral that is received or pledged for these transactions is disclosed within the “Gross Amounts Not Offset in the Consolidated Balance Sheets” section of the tables below.
NOTE 14. DERIVATIVES (continued)

Information about financial assets and liabilities that are eligible for offset on the Consolidated Balance Sheets was as follows for the dates indicated:

	Offsetting of Financial Assets
				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts of Assets Presented in the Consolidated Balance Sheets	Collateral Received (2)	Net Amount
December 31, 2025
Fair value hedges	$17,229	$—	$17,229	$(6,601)	$10,628
Cash flow hedges	62,862	—	62,862	(30,847)	32,015
Other derivative activities (1)	591,482	—	591,482	(40,844)	550,638
Total Derivative Assets	$671,573	$—	$671,573	$(78,292)	$593,281

December 31, 2024
Fair value hedges	$62,240	$—	$62,240	$(23,509)	$38,731
Cash flow hedges	45,816	—	45,816	(39,703)	6,113
Other derivative activities (1)	1,019,069	(5,145)	1,013,924	(238,021)	775,903
Total Derivative Assets	$1,127,125	$(5,145)	$1,121,980	$(301,233)	$820,747
(1)Includes customer-related and other derivatives.
(2)Collateral received includes cash, cash equivalents, and other financial instruments. Cash collateral received is reported in Other liabilities, as applicable, in the Consolidated Balance Sheets. Financial instruments that are pledged to the Company are not reflected in the accompanying Consolidated Balance Sheets since the Company does not control or have the ability to re-hypothecate these instruments.

	Offsetting of Financial Liabilities
				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts of Liabilities Presented in the Consolidated Balance Sheets	Collateral Pledged (2)	Net Amount
December 31, 2025
Fair value hedges	$3,666	$—	$3,666	$—	$3,666
Cash flow hedges	22,935	—	22,935	(11,334)	11,601
Other derivative activities (1)	622,717	—	622,717	(18,475)	604,242
Total Derivative Liabilities	$649,318	$—	$649,318	$(29,809)	$619,509

December 31, 2024
Fair value hedges	$137	$—	$137	$—	$137
Cash flow hedges	143,947	—	143,947	(72,891)	71,056
Other derivative activities (1)	874,626	(5,145)	869,481	(29,281)	840,200
Total Derivative Liabilities	$1,018,710	$(5,145)	$1,013,565	$(102,172)	$911,393
(1)Includes customer-related and other derivatives.
(2)Cash collateral pledged and financial instruments pledged is reported in Other assets in the Consolidated Balance Sheets. In certain instances, the Company is over-collateralized since the actual amount of collateral pledged exceeds the associated financial liability. As a result, the actual amount of collateral pledged that is reported in Other assets may be greater than the amount shown in the table above.